Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Measurements
Fair Value Measurements

Note 7—Fair Value Measurements

ASC Topic 820, Fair Value Measurement and Disclosure, establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

•	Level 1: Quoted prices are available in active markets for identical assets or liabilities;

•	Level 2: Quoted prices in active markets for similar assets and liabilities that are observable for the asset or liability;

•	Level 3: Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

The financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. There were no transfers between levels during any periods presented below.

The following table presents the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2016 and December 31, 2015 by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at
	September 30, 2016 Using
	Level 1	Level 2	Level 3	Total
Financial Assets:
Commodity derivative assets	$—	$532	$—	$532
Financial Liabilities:
Commodity derivative liabilities	$—	$28,503	$—	$28,503

	Fair Value Measurements at
	December 31, 2015 Using
	Level 1	Level 2	Level 3	Total
Financial Assets:
Commodity derivative assets	$—	$71,791	$—	$71,791
Financial Liabilities:
Commodity derivative liabilities	$—	$—	$—	$—

The following methods and assumptions were used to estimate the fair value of the assets and liabilities in the table above:

Commodity Derivative Instruments

The Company determines its estimate of the fair value of derivative instruments using a market based approach that takes into account several factors, including quoted market prices in active markets, implied market volatility factors, quotes from third parties, the credit rating of each counterparty, and the Company’s own credit rating. In consideration of counterparty credit risk, the Company assessed the possibility of whether each counterparty to the derivative would default by failing to make any contractually required payments. Additionally, the Company considers that it is of substantial credit quality and has the financial resources and willingness to meet its potential repayment obligations associated with the derivative transactions. Derivative instruments utilized by the Company consist of swaps, put options, and call options. The oil and natural gas derivative markets are highly active. Although the Company’s derivative instruments are valued using public indices, the instruments themselves are traded with third‑party counterparties and are not openly traded on an exchange. As such, the Company has classified these instruments as Level 2.

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, commodity derivative instruments (discussed above) and long‑term debt. The carrying values of cash and cash equivalents, accounts receivable and accounts payable are representative of their fair values due to their short‑term maturities. The carrying amount of the Company’s credit facility approximated fair value as it bears interest at variable rates over the term of the loan. The fair value of the Second Lien Notes and Senior Notes was derived from available market data. As such, the Company has classified the Second Lien Notes and Senior Notes as Level 2. Please refer to Note 4—Long‑Term Debt for further information. The Company’s policy is to recognize transfers between levels at the end of the period. This disclosure (in thousands) does not impact the Company’s financial position, results of operations or cash flows.

	At September 30, 2016		At December 31, 2015
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Credit facility	$89,000	$89,000	$225,000	$225,000
Second Lien Notes(1)	$—	$—	$412,790	$433,196
Senior Notes(2)	$537,601	$573,375	$—	$—
(1)	The carrying amount of the Second Lien Notes includes unamortized debt discount and debt issuance costs of $17.2 million as of December 31, 2015.
(2)	The carrying amount of the Senior Notes includes unamortized debt issuance costs of $12.4 million as of September 30, 2016.

Non‑Recurring Fair Value Measurements

The Company applies the provisions of the fair value measurement standard on a non‑recurring basis to its non‑financial assets and liabilities, including proved property. These assets and liabilities are not measured at fair value on a recurring basis, but are subject to fair value adjustments when facts are circumstances arise that indicate a need for measurement.

The Company utilizes fair value on a non‑recurring basis to review its proved oil and gas properties for potential impairment when events and circumstances indicate a possible decline in the recoverability of the carrying value of such property. The Company uses an income approach analysis based on the net discounted future cash‑flows of producing property. The future cash‑flows are based on Management’s estimates for the future. Unobservable inputs included estimates of oil and gas production, as the case may be, from the Company’s reserve reports, commodity prices based on the sales contract terms or forward price curves, operating and development costs, and a discount rate based on the Company’s weighted average cost of capital (all of which are Level 3 inputs within the fair value hierarchy). No impairment expense was recognized for the three months ended September 30, 2016 on proved oil and gas properties. For the nine months ended September 30, 2016, the Company recognized $22.5 million in impairment expense on proved oil and gas properties. No impairment expense was recognized for the three months ended September 30, 2015 on proved oil and gas properties. For the nine months ended September 30, 2015, the Company recognized $9.5 million in impairment expense on proved oil and gas properties. The impairment expense for the nine months ended September 30, 2016 and 2015 is related to impairment of the assets in the Company’s Northern field. The future undiscounted cash flows did not exceed its carrying amount associated with its proved oil and gas properties in its Northern field and it was determined that the proved oil and gas properties had no remaining fair value. Therefore, the full net book value of these proved oil and gas properties were impaired at June 30, 2016 and 2015, respectively.

The Company’s other non‑recurring fair value measurements include the purchase price allocations for the fair value of assets and liabilities acquired through business combinations, please refer to Note 3—Acquisitions. The fair value of assets and liabilities acquired through business combinations is calculated using a discounted‑cash flow approach using level 3 inputs. Cash flow estimates require forecasts and assumptions for many years into the future for a variety of factors, including risk‑adjusted oil and gas reserves, commodity prices and operating costs, based on market participant assumptions. The fair value of assets or liabilities associated with purchase price allocations is on a non‑recurring basis and is not measured in periods after initial recognition.

Note 8—Fair Value Measurements

ASC Topic 820, Fair Value Measurement and Disclosure, establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

•	Level 1: Quoted prices are available in active markets for identical assets or liabilities;

•	Level 2: Quoted prices in active markets for similar assets and liabilities that are observable for the asset or liability;

•	Level 3: Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

The financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

The following table presents the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2015 and December 31, 2014 by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at December 31, 2015 Using
	Level 1	Level 2	Level 3	Total
Financial Assets:
Commodity derivative asset	$—	$71,791	$—	$71,791
Financial Liabilities:
Commodity derivative liabilities	$—	$—	$—	$—

	Fair Value Measurements at December 31, 2014 Using
	Level 1	Level 2	Level 3	Total
Financial Assets:
Commodity derivative asset	$—	$45,901	$—	$45,901
Financial Liabilities:
Commodity derivative liabilities	$—	$—	$—	$—

The following methods and assumptions were used to estimate the fair value of the assets and liabilities in the table above:

Commodity Derivative Instruments

The Company determines its estimate of the fair value of derivative instruments using a market approach based on several factors, including quoted market prices in active markets, implied market volatility factors, quotes from third parties, the credit rating of each counterparty, and the Company’s own credit rating. In consideration of counterparty credit risk, the Company assessed the possibility of whether each counterparty to the derivative would default by failing to make any contractually required payments. Additionally, the Company considers that it is of substantial credit quality and has the financial resources and willingness to meet its potential repayment obligations associated with the derivative transactions. At December 31, 2015 derivative instruments utilized by the Company consist of swaps, enhanced swaps, collars, three way collars and puts. The oil and natural gas derivative markets are highly active. Although the Company’s derivative instruments are valued using public indices, the instruments themselves are traded with third-party counterparties and are not openly traded on an exchange. As such, the Company has classified these instruments as Level 2.

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, commodity derivative instruments (discussed above) and long-term debt. The carrying values of cash and cash equivalents, accounts receivable and accounts payable are representative of their fair values due to their short-term maturities. The carrying amount of the Company’s credit facility approximated fair value as it bears interest at variable rates over the term of the loan. The fair value of the Second Lien Notes was derived from available market data. As such, the

Company has classified the Second Lien Notes as Level 2. Please refer to Note 5—Long-Term Debt for further information. This disclosure (in thousands) does not impact the Company’s financial position, results of operations or cash flows.

	At December 31, 2015		At December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Credit facility	$225,000	$225,000	$100,000	$100,000
Second Lien Notes(1)	$412,790	$433,196	$408,903	$463,058

(1)The carrying amount of the Second Lien Notes includes unamortized debt discount and debt issuance costs of $17.2 million and $21.1 million as of December 31, 2015 and December 31, 2014, respectively.

Non-Recurring Fair Value Measurements

The Company applies the provisions of the fair value measurement standard on a non-recurring basis to its non-financial assets and liabilities, including proved property. These assets and liabilities are not measured at fair value on a recurring basis, but are subject to fair value adjustments when facts are circumstances arise that indicate a need for measurement.

The Company utilizes fair value on a non-recurring basis to review its proved oil and gas properties for potential impairment when events and circumstances indicate a possible decline in the recoverability of the carrying value of such property. In December of 2015, the Company sold certain proved property and in accordance with ASC 360—Property, Plant and Equipment, measured the property at its fair value prior to the sale of the assets. The Company used an income approach analysis based on the net discounted future cash-flows of producing property. The future cash-flows are based on Management’s estimates for the future. Unobservable inputs included estimates of oil and gas production, as the case may be, from the Company’s reserve reports, commodity prices based on the sales contract terms or forward price curves, operating and development costs, and a discount rate based on the Company’s weighted average cost of capital (all of which are Level 3 inputs within the fair value hierarchy). The impairment tests on the proved property sold indicated that an impairment had occurred at Extraction, and therefore Extraction recorded impairment expense of $2.7 million to reduce the carrying value of the property to its fair value. Additionally, the Company recorded impairment expense of $9.5 million related to impairment of its subsidiary, 8 North. 8 North had negative future undiscounted cash flows associated with its proved oil and gas properties as of December 31, 2015, and it was determined that 8 North’s proved oil and gas properties had no remaining fair value. Therefore, 8 North’s full net book value of proved oil and gas properties were impaired. The Company recognized $12.2 million in impairment expense attributable to proved oil and gas properties for the year ended December 31, 2015.

The Company’s other non-recurring fair value measurements include the purchase price allocations for the fair value of assets and liabilities acquired through business combinations, please refer to Note 4—Acquisitions. The fair value of assets and liabilities acquired through business combinations is calculated using a discounted-cash flow approach using level 3 inputs. Cash flow estimates require forecasts and assumptions for many years into the future for a variety of factors, including risk-adjusted oil and gas reserves, commodity prices and operating costs, based on market participant assumptions.

The fair value of assets or liabilities associated with purchase price allocations is on a non-recurring basis and is not measured in periods after initial recognition.